Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0000764478
Registrant Name	Best Buy Co., Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES